Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies

3.  Summary of Significant Accounting Policies

Restricted Cash Equivalents

“Restricted cash equivalents – deferred compensation” includes cash and money market funds held in a rabbi trust under a nonqualified deferred compensation arrangement (the “Deferred Compensation Arrangement”) established in connection with compensation earned by the Company’s chief financial officer upon the sale of Preparedness Services. The plan participant’s account is comprised of the Company’s contribution to the trust on behalf of the participant (See Note 6 – Deferred Compensation). The restricted cash held in the rabbi trust is considered an asset available for sale and is reported at fair value with an offsetting liability included in deferred compensation in the accompanying condensed consolidated balance sheet. The earnings on the investments are recorded in interest income in the accompanying condensed consolidated statements of operations. Earnings on these investments were less than $1 for the three months ended March 31, 2012. The fair value of the investment of the Deferred Compensation Arrangement was $822 and $822 at March 31, 2012 and December 31, 2011.

Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

•	Level 1. Observable inputs such as quoted prices in active markets;

•	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3. Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value are based on one or more of three valuation techniques identified in the tables below. The valuation techniques are as follows:

(a)	Market approach. Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities;

(b)	Cost approach. Amount that would be required to replace the service capacity of an asset (replacement cost); and

(c)	Income approach. Techniques to convert future amounts to a single present amount based on market expectations (including present value techniques, option-pricing and excess earnings models).

Assets (Liabilities) Measured at Fair Value on a Recurring Basis

	Condensed Consolidated	Quoted Prices in Active Markets	Significant Other Inputs	Significant Observable Inputs	Unobservable Valuation Technique
	Balance Sheet	(Level 1)	(Level 2)	(Level 3)
Restricted Cash Equivalents at:
March 31, 2012	$822	$822	$-	$-	$-
December 31, 2011	$822	$822	$-	$-	$-

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of the underlying assets and liabilities. The Company establishes a valuation allowance for deferred tax assets when it determines that it is more likely than not that the benefits of deferred tax assets will not be realized in future periods.

Discontinued Operations

Included in “Income from discontinued operations” in the accompanying condensed consolidated statements of operations, are the results for the three months ended March 31, 2012 and 2011, as applicable, for SafirRosetti, Preparedness Services, Fraud and SIU Services, International Strategies and Bode and the respective gains on their disposals. Income from discontinued operations for the three months ended March 31, 2012 consisted principally of the gain recorded on the disposal of Preparedness Services, less related expenses (See Note 4 - Sales of Business Units). Liabilities of the discontinued operations have been reclassified and are reflected in the accompanying condensed consolidated balance sheet as of March 31, 2012 as “Current liabilities of discontinued operations”.

Net Income (loss) per Common Share

Basic net income (loss) per common share is computed based on the weighted average number of shares of common stock outstanding, as adjusted, during the periods presented. Potentially dilutive securities, consisting of stock options and restricted stock units (“RSUs”), outlined in the table below have been excluded from the computation of diluted net loss per share for the three months ended March 31, 2012 and 2011, because the effect of their inclusion in loss per share for continuing operations would have been anti-dilutive for those periods.

	March 31,
	2012	2011
Stock options	260,000	265,000
RSUs	-	5,557
Total potentially dilutive securities	260,000	270,557

4.  Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses. Actual results could differ from estimated amounts. Significant estimates and assumptions with regard to continuing operations include the carrying value of escrows, notes receivable and working capital adjustment amounts due from the sales of the business units, contingent consideration recognized, accruals related to performance based compensation plans, deferred taxes and related valuation allowances, and valuation of equity instruments. Significant estimates and assumptions related to discontinued operations include reserves related to receivables and inventories, the recoverability of long-term assets, amortizable lives of intangible assets, and purchase accounting.  Global and other economic risks could affect the Company’s estimates.  The Company’s management monitors these risks and assesses its business and financial risks on a quarterly basis.

Concentrations of Credit Risk

Cash: The Company maintains its cash with high credit quality financial institutions. At times, cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. As of December 31, 2011 substantially all of the Company’s funds are held at one financial institution.

Cash Equivalents: The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.

Restricted Cash Equivalents – Deferred Compensation

Restricted cash equivalents – deferred compensation - includes cash and money market funds held in a rabbi trust under a nonqualified deferred compensation arrangement (the “Deferred Compensation Arrangement”) established in connection with compensation earned by the Company’s chief executive officer and chief financial officer upon the sale of Preparedness Services. Each plan participant’s account is comprised of the Company’s contribution to the trust on behalf of the participant. The restricted cash held in the rabbi trust is considered an asset available for sale and is reported at fair value with an offsetting liability included in deferred compensation in the accompanying Consolidated Balance Sheet. The earnings on the investments are recorded in interest income in the accompanying Consolidated Statements of Operations. During the years ended December 31, 2011 and 2010, earnings on these investments were immaterial. The fair value of the investments of the Deferred Compensation Arrangement was $822 and $2,506 at December 31, 2011 and December 31, 2010, respectively.

Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

•	Level 1. Observable inputs such as quoted prices in active markets;

•	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3. Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value are based on one or more of three valuation techniques identified in the tables below. The valuation techniques are as follows:

(a)	Market approach. Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities;

(b)	Cost approach. Amount that would be required to replace the service capacity of an asset (replacement cost); and

(c)	Income approach. Techniques to convert future amounts to a single present amount based on market expectations (including present value techniques, option-pricing and excess earnings models).

Assets (Liabilities) Measured at Fair Value on a Recurring Basis

	December	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Unobservable Valuation
	31, 2010	(Level 1)	(Level 2)	(Level 3)	Technique
Restricted Cash Equivalents	$2,506	$2,506	$-	$-	$-

	December	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Unobservable Valuation
	31, 2011	(Level 1)	(Level 2)	(Level 3)	Technique
Restricted Cash Equivalents	$822	$822	$-	$-	$-

Operating Expenses

Selling and marketing expenses primarily include salaries, stock based compensation, as well as travel and other expenses. General and administrative expenses consist primarily of salaries, bonuses and stock-based compensation, as well as corporate support expenses such as legal and professional fees, investor relations, human resources, facilities, telecommunication support services and information technology.

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of such assets and liabilities. The Company establishes a valuation allowance for certain deferred tax assets.

Deferred tax assets pertaining to windfall tax benefits on exercise of non-qualified stock options and the corresponding credit to additional paid-in capital are recorded if the related tax amount either reduces income taxes payable or results in an income tax refund. The Company has elected the “with and without approach” regarding ordering of windfall tax benefits to determine whether the windfall tax benefit did reduce income taxes payable or resulted in an income tax refund in the current year. Under this approach, the windfall tax benefits would be recognized in additional paid-in capital only if an incremental income tax benefit is realized after considering all other income tax benefits presently available to the Company.

The Company accounts for uncertain tax positions based upon authoritative guidance that prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance also provides direction on derecognition, classification, interest and penalties, accounting in interim periods and related disclosure.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements for the years ended December 31, 2011, December 31, 2010 and December 31, 2009. The tax years ended December 31, 2010 through 2003 remain subject to examination for federal, state, and local income tax purposes by various taxing authorities as of December 31, 2011.

The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses.

Stock-Based Compensation

The Company accounts for equity instruments issued to non-employees in accordance with accounting guidance which requires that such equity instruments are recorded at their fair value on the measurement date, which is typically the date the services are performed.  Stock based compensation for non-employees is reflected within general and administrative expenses.

The Company accounts for equity instruments issued to employees in accordance with accounting guidance which requires that awards are recorded at their fair value on the date of grant and are amortized over the vesting period of the award.  The Company recognizes compensation costs over the requisite service period of the award, which is generally the vesting term of the options associated with the underlying employment agreement, where applicable.

Discontinued Operations

The results of operations, including impairment charges, as applicable for SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode, which were sold on April 30, 2010, July 16, 2010, July 20, 2010 and November 30, 2010, respectively, and for International Strategies which was closed on December 31, 2010, are included in “Income from discontinued operations, net of tax” in the accompanying Consolidated Statements of Operations. Assets and liabilities of the discontinued operations have been reclassified and are reflected in the accompanying Consolidated Balance Sheets as “Current assets of discontinued operations,” “Other assets of discontinued operations,” “Current liabilities of discontinued operations” and “Long-term liabilities of discontinued operations.” Additionally, certain corporate overhead costs which were clearly identifiable as costs of the disposed business units were attributed to discontinued operations.

Net Loss per Common Share

Basic net loss per common share is computed based on the weighted average number of shares of common stock outstanding, as adjusted, during the years presented. Common stock equivalents, consisting of stock options, restricted stock units (“RSUs”) and Series D convertible preferred stock were not included in the calculation of the diluted loss per share because their inclusion would have been anti-dilutive.  The basic weighted average number of shares was reduced for non-vested performance based restricted stock awards, where applicable.

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	At December 31,
	2011	2010	2009
Stock Options	64,998	565,158	967,781
Restricted Stock Units	-	8,825	228,819
Potentially dilutive securities realizable from the vesting of performance based restricted stock	-	-	470,563
Total Potentially Dilutive Securities	64,998	573,983	1,667,163

Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements.